CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical) - Diamond eagle acquisition - $ / shares	Dec. 31, 2019	May 10, 2019	Mar. 31, 2019
Share price	$ 10.00	$ 12.00
Common Stock | Class B common stock
Share price	$ 0.002		$ 0.002